April 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Virginia Municipal Bond Trust (BHV)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
BlackRock Virginia Municipal Bond Trust (BHV)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 5.8%
Corporate — 5.8%
Black Belt Energy Gas District, RB, Series A, 5.25%, 01/01/54(a)	$1,015	$ 1,067,324
California — 2.5%
Tobacco — 2.0%
California County Tobacco Securitization Agency, RB, Series D, 0.00%, 06/01/55(b)	4,680	363,269
Transportation — 0.5%
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(c)	100	96,179
Total Municipal Bonds in California		459,448
District of Columbia — 11.5%
Tobacco — 3.1%
District of Columbia Tobacco Settlement Financing Corp., RB, Series C, 0.00%, 06/15/55(b)	5,400	562,288
Transportation — 8.4%
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/37	1,500	1,532,976
Total Municipal Bonds in District of Columbia		2,095,264
Iowa — 5.5%
Corporate — 5.5%
PEFA, Inc., RB, 5.00%, 09/01/49(a)	1,000	1,010,966
Puerto Rico — 4.1%
State — 4.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	127	117,040
Series A-1, Restructured, 5.00%, 07/01/58	478	454,242
Series A-2, Restructured, 4.78%, 07/01/58	129	117,874
Series A-2, Restructured, 4.33%, 07/01/40	60	56,266
Total Municipal Bonds in Puerto Rico		745,422
Virginia — 139.1%
County/City/Special District/School District — 26.8%
Albemarle County Economic Development Authority, RB, Series A, 5.00%, 06/01/42	500	530,487
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	94	97,310
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(d)	225	186,981
Cherry Hill Community Development Authority, SAB, 5.40%, 03/01/45(c)	250	248,184
Chesterfield County Economic Development Authority, RB
5.00%, 04/01/43	500	529,244
5.00%, 04/01/45	1,000	1,042,307
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	2,000	1,768,848
Lower Magnolia Green Community Development Authority, SAB, 5.00%, 03/01/35(c)	235	233,375
Virginia Public Building Authority, RB, Series A, 5.00%, 08/01/44	250	264,307
		4,901,043
Security	Par (000)	Value
Education — 9.0%
Virginia College Building Authority, Refunding RB
(NPFGC), 5.25%, 01/01/26	$110	$ 111,303
(NPFGC), 5.25%, 01/01/31	1,000	1,072,063
Virginia Small Business Financing Authority, Refunding RB, 4.00%, 10/01/38	500	462,059
		1,645,425
Health — 25.0%
Danville Industrial Development Authority, Refunding RB, (AMBAC), 5.25%, 10/01/28(e)	90	93,671
Henrico County Economic Development Authority, RB
11/01/48(f)	500	501,205
Class A, 5.00%, 10/01/52	1,000	1,007,415
Henrico County Economic Development Authority, Refunding RB, 4.25%, 06/01/26	145	145,024
Isle Wight County Industrial Development Authority, RB, (AGM), 5.25%, 07/01/53	250	258,970
Virginia Commonwealth University Health System Authority, RB, Series A, 5.25%, 07/01/49	1,000	1,070,833
Virginia Small Business Financing Authority, Refunding RB, Series A, 5.50%, 12/01/54	500	509,369
Winchester Economic Development Authority, Refunding RB, 5.00%, 01/01/44	1,000	969,092
		4,555,579
Housing — 23.9%
Virginia Housing Development Authority, RB, M/F Housing
Series A, 4.60%, 09/01/49	1,000	961,797
Series B, 5.00%, 03/01/65	1,000	1,006,321
Series F, 5.35%, 11/01/58	1,000	1,028,561
Series G, 5.15%, 11/01/52	600	609,179
Virginia Housing Development Authority, RB, S/F Housing, Series C, 4.88%, 07/01/48	750	755,469
		4,361,327
State — 16.2%
Virginia College Building Authority, RB
4.00%, 02/01/42	1,000	952,714
4.00%, 02/01/43	500	466,755
Series A, 4.00%, 02/01/42	500	469,160
Series A, (SAW), 4.00%, 09/01/47	605	536,261
Virginia Resources Authority, RB, Class B, 5.25%, 11/01/47	500	527,831
		2,952,721
Tobacco — 6.8%
Tobacco Settlement Financing Corp., Refunding RB
Series B-1, 5.00%, 06/01/47	885	782,609
Series B-2, Convertible, 5.20%, 06/01/46(d)	500	457,877
		1,240,486
Transportation — 10.7%
Chesapeake Bay Bridge & Tunnel District, RB, 5.00%, 07/01/46	1,000	998,010
Virginia Small Business Financing Authority, RB
AMT, 5.00%, 12/31/52	500	477,807
AMT, 5.00%, 12/31/56	500	472,893
		1,948,710
Utilities — 20.7%
Alexandria Sanitation Authority, RB, Sustainability Bonds, 5.00%, 07/15/49	500	520,522
City of Norfolk Virginia Water Revenue, RB, 5.00%, 11/01/45	500	521,984
County of Fairfax Virginia Sewer Revenue, RB, Series A, 5.00%, 07/15/54	750	776,622

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Virginia Municipal Bond Trust (BHV)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
County of Henrico Virginia Water & Sewer Revenue, RB, 4.00%, 05/01/46	$1,000	$ 922,655
Prince William County Service Authority, Refunding RB, 07/15/55(f)	1,000	1,043,470
		3,785,253
Total Municipal Bonds in Virginia		25,390,544
Total Long-Term Investments — 168.5% (Cost: $31,236,259)		30,768,968

	Shares
Short-Term Securities
	Money Market Funds — 1.9%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.05%(g)(h)	343,182	343,216
	Total Short-Term Securities — 1.9% (Cost: $343,150)	343,216
	Total Investments — 170.4% (Cost: $31,579,409)	31,112,184
	Liabilities in Excess of Other Assets — (7.1)%	(1,295,853)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (63.3)%	(11,559,299)
	Net Assets Applicable to Common Shares — 100.0%	$ 18,257,032

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	When-issued security.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 792,630	$ —	$ (449,414)(a)	$ —	$ —	$ 343,216	343,182	$ 19,002	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Virginia Municipal Bond Trust (BHV)

Fair Value Hierarchy as of Period End (continued)
funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 30,768,968	$ —	$ 30,768,968
Short-Term Securities
Money Market Funds	343,216	—	—	343,216
	$343,216	$30,768,968	$—	$31,112,184
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
VRDP Shares at Liquidation Value	$—	$(11,600,000)	$—	$(11,600,000)
	$—	$(11,600,000)	$—	$(11,600,000)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
CAB	Capital Appreciation Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
TA	Tax Allocation